Notes Payable - Related Party (Details Textual) - USD ($)					3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2019	Jan. 14, 2019	Jul. 15, 2016	Nov. 04, 2013	Mar. 31, 2019	Mar. 31, 2018	Jul. 14, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 17, 2013
Note Payable - Related Party (Textual)
Unsecured promissory notes, term								1 year
Percentage of advance carries interest rate				10.00%							10.00%
Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description						The Company entered into five additional notes with Vantage totaling $41,000 with an interest rate of 7%.			The Company entered into seventeen additional unsecured 7% Promissory Notes totaling $215,500.
Unsecured promissory notes total									$ 300,000
Unsecured promissory notes mature, description									The notes mature four to twelve months from issuance and total $437,500.
Aggregate principal amount									$ 518,225
CEO [Member]
Note Payable - Related Party (Textual)
Total borrowings amount								$ 75	4,275
Total expenses									3,200
Repaid related party amount								$ 3,220	4,330
Amount due to the CEO									$ 3,145
Percentage of advance carries interest rate								0.00%
Shareholder [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description	The Company executed a $110,000 related party promissory note with Lyle Hauser with an original issue discount of $10,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to June 30, 2019. Following the maturity date, the note bears a 9% annual interest		The Company entered into an unsecured 7% promissory note with a significant shareholder in the amount of $100,000.	The Company entered into two 10% convertible debentures with a significant shareholder						The Company entered into eight unsecured 7% Promissory Notes with a significant shareholder.
Unsecured promissory notes total			$ 100,000							$ 222,000
Unsecured promissory notes mature, description			One-year term
Maturity date			Jun. 30, 2019
Vantage [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate		7.00%
Aggregate principal amount		$ 17,780
Maturity date							Jun. 30, 2019
Accrued interest					$ 263
Vantage [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate		7.00%
Aggregate principal amount		$ 17,780
Maturity date		Jun. 30, 2019
Accrued interest		$ 263
Outstanding convertible promissory note		$ 17,780
Hauser [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate		7.00%
Aggregate principal amount		$ 70,384
Maturity date		Jun. 30, 2019
Accrued interest		$ 1,040
Outstanding convertible promissory note		$ 70,384